LEASES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Expenses from payments of variable leases	$ (149,000)	$ (231,094)	$ (206,332)
Expenses from low value leases	(3,583)	(4,603)	(3,899)
Expenses from short-term leases	(34,225)	(39,047)	(39,878)
Income from sublease of right of use assets	$ 655	$ 628	$ 464